Condensed Financial Information of the Parent Company	6 Months Ended
Jun. 30, 2025
Condensed Financial Information of the Parent Company [Abstract]
Condensed financial information of the parent company

Note 23. Condensed financial information of the parent company

Pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiaries exceeded 25% of the consolidated net assets of the Company. Therefore, the condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party.

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries” and the respective profit or loss as “Equity in earnings of subsidiaries” on the condensed statements of income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S GAAP have been condensed or omitted.

The Company did not pay any dividend for the periods presented. As of June 30, 2025 and December 31, 2024, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

Condensed balance sheets

	As of June 30, 2025	As of December 31, 2024
ASSETS
Current Asset
Cash and cash equivalents	$266,611	$1,339
Total current asset	$266,611	$1,339

Non-Current Asset
Investment in subsidiaries	$15,744,331	$10,426,328
Total non-current asset	$15,744,331	$10,426,328
Total Assets	$16,010,942	$10,427,667

LIABILITY
Current Liability
Amounts due to related parties	$159,445	$161,133
Total current liability	$159,445	$161,133

Total liabilities	$159,445	$161,133

EQUITY
Class A Ordinary Share, $0.0001 par value, 350,000,000 shares authorized; 3,400,000 shares issued and outstanding*	340	—
Class B Ordinary Share, $0.0001 par value, 150,000,000 shares authorized; 12,500,000 shares issued and outstanding*	1,250	1,250
Additional paid-in capital	14,378,738	7,037,503
Statutory reserve	361,083	361,083
Retained earnings	1,226,398	3,201,818
Accumulated other comprehensive loss	(116,312)	(335,120)
Total Equity	$15,851,497	$10,266,534
Total Liabilities and Equity	$16,010,942	$10,427,667

*	The shares are presented on a retrospective basis.

Condensed statements of operations

	For the Six Months Ended June 30,
	2025	2024
Operating expenses:
General and administrative expenses	$(2,070,341)	$—
Interest income	133,554	—
Other expenses	(1,949)	(200)
Share of income of subsidiaries	(36,684)	390,281
Net (loss) income	$(1,975,420)	$390,081

Comprehensive income
Net (loss) income	$(1,975,420)	$390,081
Foreign currency translation adjustments	218,808	218,837
Comprehensive (loss) income	$(1,756,612)	$608,918

Condensed statements of cash flows

	For the Six Months Ended June 30,
	2025	2024
Cash Flows from Operating Activities:
Net (loss) income	$(1,975,420)		$390,081
Adjustments to reconcile net income to net cash used in operating activities:
Equity in earnings of subsidiaries	36,684		(390,281)
Net Cash Used in Operating Activities	$(1,938,736)		$(200)

Cash Flows from Investing Activity:
Loans to third party	$(4,533,525)		$—
Net Cash Used in Operating Activity	$(4,533,525)		$—

Cash Flows from Financing Activity:
Issuance of ordinary shares, net of offering costs	$7,060,133	$
Net Cash Provided by Financing Activity	$7,060,133		$—
Effect of exchange rate changes	(322,600)		256
Changes in Cash	265,272		56
Cash, Beginning of Period	1,339		83
Cash, End of Period	266,611		139